Intangible Assets and Goodwill (Future Amortization) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 2,370
2017		$ 1,194
2018	3,026	966
2019	1,730	919
2020	1,367	919
2021	$ 1,036	$ 670